Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024

PTLC	Pacer Trendpilot® US Large Cap ETF
(the “Fund”)

Supplement dated October 15, 2020 to the
Summary Prospectus and Prospectus, each dated August 31, 2020

Effective immediately, the descriptions of the methodology of the Fund’s underlying index in the sections entitled “Principal Investment Strategies of the Fund — The Index” in the Summary Prospectus and the Summary Section with respect to the Fund in the Prospectus are supplemented to include the following:

Special Indicator. In the event the S&P 500 closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P 500 and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.

PTMC	Pacer Trendpilot® US Mid Cap ETF
(the “Fund”)

Supplement dated October 15, 2020 to the
Summary Prospectus and Prospectus, each dated August 31, 2020

Effective immediately, the descriptions of the methodology of the Fund’s underlying index in the sections entitled “Principal Investment Strategies of the Fund — The Index” in the Summary Prospectus and the Summary Section with respect to the Fund in the Prospectus are supplemented to include the following:

Special Indicator. In the event the S&P MidCap 400 closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P MidCap 400 and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.

PTNQ	Pacer Trendpilot® 100 ETF
(the “Fund”)

Supplement dated October 15, 2020 to the
Summary Prospectus and Prospectus, each dated August 31, 2020

Effective immediately, the descriptions of the methodology of the Fund’s underlying index in the sections entitled “Principal Investment Strategies of the Fund — The Index” in the Summary Prospectus and the Summary Section with respect to the Fund in the Prospectus are supplemented to include the following:

Special Indicator. In the event the NASDAQ-100 closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the NASDAQ-100 and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.

PTEU	Pacer Trendpilot® European Index ETF
(the “Fund”)

Supplement dated October 15, 2020 to the
Summary Prospectus and Prospectus, each dated August 31, 2020

Effective immediately, the descriptions of the methodology of the Fund’s underlying index in the sections entitled “Principal Investment Strategies of the Fund — The Index” in the Summary Prospectus and the Summary Section with respect to the Fund in the Prospectus are supplemented to include the following:

Special Indicator. In the event the FTSE Eurozone Index closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.

PTIN	Pacer International Export Leaders ETF
(the “Fund”)

Supplement dated October 15, 2020 to the
Summary Prospectus and Prospectus, each dated August 31, 2020

Effective immediately, the descriptions of the methodology of the Fund’s underlying index in the sections entitled “Principal Investment Strategies of the Fund — The Index” in the Summary Prospectus and the Summary Section with respect to the Fund in the Prospectus are supplemented to include the following:

Special Indicator. In the event the S&P Developed Ex-U.S. LargeCap Index closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.